Share-Based Payment Arrangements - Narrative (Details)		1 Months Ended		12 Months Ended
	Apr. 04, 2022 shares $ / shares	Mar. 31, 2022 shares	Sep. 30, 2021 shares $ / shares	Dec. 31, 2023 USD ($) shares $ / shares	Dec. 31, 2022 USD ($) shares $ / shares	Dec. 31, 2021 USD ($) shares $ / shares	Dec. 31, 2020 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Unrecognized compensation cost | $				$ 18,260,000	$ 40,023,000
Share-based payments | $				26,324,000	37,907,000	$ 5,038,000
Weighted average fair value at measurement date, share options granted | $				$ 1.76	$ 3.03
Weighted-average fair value of options granted per unit (in dollars per share) | $ / shares				$ 0	$ 5.26
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares				3.94	$ 5.20	$ 0
Bottom of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares				3.00
Top of range
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options outstanding (in dollars per share) | $ / shares				$ 5.20
Restricted Shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)			8,901,000	0	0	7,791,000
Shares outstanding (in shares)	7,791,000			3,419,000	5,569,000	7,791,000	0
Share subdivision ratio	1.1425
Shares granted (in dollars per share) | $ / shares	$ 6.25		$ 5.47	$ 0	$ 0	$ 6.25
Vesting percentage			25.00%
Restricted Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Awards granted (in shares)		3,674,000		28,000	3,910,000
Shares outstanding (in shares)				1,696,000	3,614,000	0
Shares granted (in dollars per share) | $ / shares				$ 3.25	$ 5.04
Number of shares issuable for each share-based payment award (in shares)		1
Vesting percentage		25.00%
Instruments granted and vested immediately (in shares)		264,000
Share Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issuable for each share-based payment award (in shares)				1
Vesting percentage				25.00%
Weighted average remaining contractual life				9 years 2 months 4 days	9 years 7 months 6 days